Derivatives And Hedging Activities - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 USD ($) agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense			$ 144,676,000	$ 149,480,000	$ 157,142,000
Unrealized gain (loss) on cash flow hedge			279,000	437,000	(34,000)
Unrealized gain (loss) arising during period, tax			(102,000)	137,000	$ (11,000)
Ineffectiveness recorded in earnings			0
Interest Rate Cap Entered Into December 2015
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate cap agreement period		3 years
Interest Rate Cap Entered Into June 2018
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate cap agreement period	3 years
Derivative asset at fair value			0.0	2,000,000.0
Interest Rate Cap Entered Into June 2018 | Reclassification out of Accumulated Other Comprehensive Income
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain to be reclassified as increase to interest expense in the next twelve months			$ 1,800,000
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate cap agreement period			3 years
Cash Flow Hedging | Interest Rate Cap
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate cap agreements | agreement			2
Cash Flow Hedging | Interest Rate Cap Entered Into December 2015
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional value		$ 500,000,000.0
Interest expense			$ 400,000	1,900,000
Cash Flow Hedging | Interest Rate Cap Entered Into December 2015 | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on cash flow hedge			100,000	(2,100,000)
Unrealized gain (loss) arising during period, tax				(500,000)
Cash Flow Hedging | Interest Rate Cap Entered Into June 2018
Derivative Instruments, Gain (Loss) [Line Items]
Derivative notional value	$ 800,000,000.0
Cash Flow Hedging | Interest Rate Cap Entered Into June 2018 | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) on cash flow hedge			300,000	2,700,000
Unrealized gain (loss) arising during period, tax			100,000	600,000
Cash Flow Hedging | Interest Rate Cap Entered Into June 2018 | Reclassification out of Accumulated Other Comprehensive Income | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Interest expense			1,800,000	900,000
Fair Value, Measurements, Recurring | Interest Rate Cap Entered Into December 2015
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset at fair value			$ 0.0	$ 500,000